Construction in Process (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Construction in progress	$ 328,372	$ 649,235
Retail outlet [Member]
Construction in progress	180,000
Factory [Member]
Construction in progress	148,372	129,453
Workshop [Member]
Construction in progress		$ 519,782